Consolidated Statements of Cash Flow - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit before income tax		€ 443,996	€ 207,021	[1]	€ 338,013	[1]
Adjustments for:		1,182,734	1,034,458	[1]	788,272	[1]
Amortization and depreciation		437,897	446,422	[1]	410,980	[1]
Other adjustments:		744,837	588,036	[1]	377,292	[1]
(Profit) / losses on equity accounted investments		(36,804)	(62,818)	[1]	(101,996)	[1]
Impairment of assets and net provision charges		73,259	100,943	[1]	69,982	[1]
(Profit) / losses on disposal of fixed assets		1,378	7,182	[1]	(1,731)	[1]
Government grants taken to income		(15,254)	(10,260)	[1]	(16,440)	[1]
Finance cost / (income)		681,122	555,795	[1]	445,027	[1]
Other adjustments		41,136	(2,806)	[1]	(17,550)	[1]
Change in operating assets and liabilities		22,376	(362,843)	[1]	(584,351)	[1]
Change in inventories		25,819	(411,441)	[1]	(631,122)	[1]
Change in trade and other receivables		(41,883)	(68,815)	[1]	(77,494)	[1]
Change in current financial assets and other current assets		9,644	12,944	[1]	(2,252)	[1]
Change in current trade and other payables		28,796	104,469	[1]	126,517	[1]
Other cash flows used in operating activities		(746,938)	(659,946)	[1]	(543,361)	[1]
Interest paid		(571,487)	(528,942)	[1]	(350,387)	[1]
Interest received		10,806	13,747	[1]	4,054	[1]
Income tax paid		(175,563)	(158,854)	[1]	(196,436)	[1]
Other paid		(10,694)	14,103	[1]	(592)	[1]
Net cash from/(used in) operating activities		902,168	218,690	[1]	(1,427)	[1]
Cash flows from investing activities
Payments for investments		(701,091)	(433,102)	[1]	(2,090,792)	[1]
Group companies, associates and business units		(285,872)	(29,474)	[1]	(1,533,264)	[1]
Property, plant and equipment and intangible assets		(371,367)	(310,320)	[1]	(392,872)	[1]
Property, plant and equipment		(232,538)	(224,438)	[1]	(283,803)	[1]
Intangible assets		(138,829)	(85,882)	[1]	(109,069)	[1]
Other financial assets		(43,852)	(93,308)	[1]	(164,656)	[1]
Proceeds from the sale of investments		1,587,758	38,383	[1]	94,669	[1]
Non-current assets held for sale		1,564,256			91,373	[1]
Property, plant and equipment		23,502	23,247	[1]	3,296	[1]
Other financial assets	[1]		15,136
Net cash (used in) investing activities		886,667	(394,719)	[1]	(1,996,123)	[1]
Cash flows from financing activities
Proceeds from and payments for equity instruments	[1]				(3,459)
Payments for treasury stock	[1]				(3,459)
Proceeds from and payments for financial liability instruments		(1,352,269)	170,037	[1]	(168,780)	[1]
Issue		4,006,656	1,637,798	[1]	1,142,760	[1]
Redemption and repayment		(5,247,437)	(1,351,367)	[1]	(1,207,253)	[1]
Lease payments		(111,488)	(116,394)	[1]	(104,287)	[1]
Dividends		(962)			10,125	[1]
Dividends paid		(962)			(592)	[1]
Dividends received	[1]				10,717
Other cash flows used in financing activities		(5,483)	1,456	[1]	(2,787)	[1]
Financing costs included in the amortized cost of the debt		(57,602)
Other amounts from / (used in) financing activities		52,119	1,456	[1]	(2,787)	[1]
Net cash from/(used in) financing activities		(1,358,714)	171,493	[1]	(164,901)	[1]
Effect of exchange rate fluctuations on cash		20,082	(15,094)	[1]	35,551	[1]
Net increase / (decrease) in cash and cash equivalents		450,203	(19,630)	[1]	(2,126,900)	[1]
Cash and cash equivalents at beginning of the year	[1]	529,577	549,207		2,676,107
Cash and cash equivalents at year end		€ 979,780	€ 529,577	[1]	€ 549,207	[1]

[1]	Restated figures (Note 2.d)